Debt And Other Credit Facilities (Senior Notes) (Details) - Notes Due 2028 - Senior Notes - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Debt Instrument [Line Items]
Aggregate principal amount		$ 250
Interest rate, stated percentage		4.75%
Net proceeds from offering fee	$ 245
Interest rate, stated redeem percentage	35.00%
Prior to September 30, 2023
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
On or after September 30, 2023
Debt Instrument [Line Items]
Redemption price, percentage	104.75%
Change of control
Debt Instrument [Line Items]
Redemption price, percentage	101.00%